Trade and other payables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [Line Item]
Trade payables	$ 1,266,000,000	$ 1,041,000,000
Other payables and accruals including other tax and social security payable	248,000,000	194,000,000
Payables and accruals for exceptional items	19,000,000	9,000,000
Related party borrowings	6,000,000	6,000,000
Total trade and other payables	1,539,000,000	1,250,000,000
Value added tax payables	56,000,000	45,000,000
Trade and other payables where suppliers have received payments	$ 84,000,000	$ 111,000,000
Minimum
Trade and other payables [Line Item]
Period between trade payables and its payment that are part	90 days	60 days
Period between trade payables and its payment that are not a part	55 days	55 days
Maximum
Trade and other payables [Line Item]
Period between trade payables and its payment that are part	150 days	150 days
Period between trade payables and its payment that are not a part	150 days	120 days